Property, Plant and Equipment (Tables)	12 Months Ended
Feb. 28, 2023
Disclosure Of Property Plant And Equipment Text Block Abstract
Schedule of property, plant and equipment
	Land and Property [3]	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress	Capitalized telematics devices – Uninstalled	Capitalized telematics devices - Installed	Construction in progress	Total
At February 28, 2023
Owned assets
Cost	147,607	134,813	143,734	202,425	104,951	2,566,867	76,519	3,376,916
Accumulated depreciation	(26,422)	(105,337)	(79,563)	–	–	(1,691,206)	–	(1,902,528)
Carrying value	121,185	29,476	64,171	202,425	104,951	875,661	76,519	1,474,388

Right-of-use assets
Cost	172,155	53,083	21,170	–	–	–	–	246,408
Accumulated depreciation	(88,208)	(19,928)	(20,846)	–	–	–	–	(128,982)
Carrying value	83,947	33,155	324	–	–	–	–	117,426

Total	205,132	62,631	64,495	202,425	104,951	875,661	76,519	1,591,814

At February 28, 2022
Owned assets
Cost	141,873	132,870	100,299	138,405	173,871	2,039,265	4,166	2,730,749
Accumulated depreciation	(21,858)	(101,426)	(50,932)	-	-	(1,268,141)	-	(1,442,357)
Carrying value	120,015	31,444	49,367	138,405	173,871	771,124	4,166	1,288,392

Right-of-use assets
Cost	112,516	43,435	20,586	–	–	–	–	176,537
Accumulated depreciation	(48,128)	(10,927)	(15,215)	–	–	–	–	(74,270)
Carrying value	64,388	32,508	5,371	–	–	–	–	102,267

Total	184,403	63,952	54,738	138,405	173,871	771,124	4,166	1,390,659
[1]	During the financial year ended February 28, 2022, the Group has reclassified capitalized telematics devices - installed to capitalized telematics devices - uninstalled of ZAR 50.4 million to better reflect the underlying nature of these assets. The reclassification was corrected prospectively as the impact to the prior period is not material.
[2]	Amount is net of the provision for unconverted motor dealership units amounting to ZAR 13.3 million.
[3]	Certain freehold land and building of the Group with a carrying amount of ZAR 186.5 million were mortgaged to a bank as security for mortgaged loan (Note 16). The freehold land and building is a head office suite for South Africa and is located at Rosebank, Johannesburg.

Schedule of reconciliation of the carrying value of property, plant and equipment
	Land and Property [3]	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress	Capitalized telematics devices – Uninstalled	Capitalized telematics devices - Installed	Construction in progress	Total

At February 28, 2023
Beginning balance	120,015	31,444	49,367	138,405	173,871	771,124	4,166	1,288,392
Additions	9,057	7,513	33,191	142,586	111,661	203,295	72,353	579,656
Transfer	–	–	–	(78,566)	(189,160)	267,726	–	–
Disposals	(3,230)	(2,033)	(282)	–	–	(2,890)	–	(8,435)
Depreciation	(5,425)	(8,957)	(25,152)	–	–	(404,577)	–	(444,111)
Translation adjustments	768	1,509	7,047	–	8,579	40,983	–	58,886
Ending balance	121,185	29,476	64,171	202,425	104,951	875,661	76,519	1,474,388

Right-of-use assets
Beginning balance	64,388	32,508	5,371	–	–	–	–	102,267
Additions	48,978	9,959	635	–	–	–	–	59,572
Disposals	(698)	(187)	(2)	–	–	–	–	(887)
Depreciation	(34,450)	(9,517)	(5,710)	–	–	–	–	(49,677)
Translation adjustments	5,729	392	30	–	–	–	–	6,151
Ending balance	83,947	33,155	324	–	–	–	–	117,426

Total	205,132	62,631	64,495	202,425	104,951	875,661	76,519	1,591,814

Figures in Rand thousands	Land and Property	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress	Capitalized telematics devices – Uninstalled	Capitalized telematics devices - Installed	Construction in progress	Total
At February 28, 2022
Owned assets
Beginning balance	17,742	20,151	25,270	104,475	116,422	761,433	-	1,045,493
Acquisition of subsidiary	110,000	45	261	-	-	-	4,166	114,472
Additions	3,152	5,940	43,339	212,940	56,857 [2]	230,406	-	552,634
Transfer	-	-	-	(179,010)	(47,825)	226,835	-	-
Disposals	(108)	(27)	(470)	-	-	(2,391)	-	(2,996)
Depreciation	(4,992)	(9,023)	(14,798)	-	-	(384,058)	-	(412,871)
Reclassification (to)/ from right-of-use assets	(5,816)	14,620	(4,649)	-	-	-	-	4,155
Reclassification[1]	-	-	-	-	50,355	(50,355)	-	-
Translation adjustments	37	(262)	414	-	(1,938)	(10,746)	-	(12,495)
Ending balance	120,015	31,444	49,367	138,405	173,871	771,124	4,166	1,288,392

Right-of-use assets
Beginning balance	52,633	33,993	5,073	-	-	-	-	91,699
Additions	38,859	25,183	132	-	-	-	-	64,174
Transfer	(3,798)	3,629	169	-	-	-	-	-
Disposals	(146)	(528)	(20)	-	-	-	-	(694)
Depreciation	(26,948)	(14,123)	(4,339)	-	-	-	-	(45,410)
Reclassification from/(to) owned assets	5,816	(14,620)	4,649	-	-	-	-	(4,155)
Translation adjustments	(2,028)	(1,026)	(293)	-	-	-	-	(3,347)
Ending balance	64,388	32,508	5,371	-	-	-	-	102,267

Total	184,403	63,952	54,738	138,405	173,871	771,124	4,166	1,390,659
[1]	During the financial year ended February 28, 2022, the Group has reclassified capitalized telematics devices - installed to capitalized telematics devices - uninstalled of ZAR 50.4 million to better reflect the underlying nature of these assets. The reclassification was corrected prospectively as the impact to the prior period is not material.
[2]	Amount is net of the provision for unconverted motor dealership units amounting to ZAR 13.3 million.
[3]	Certain freehold land and building of the Group with a carrying amount of ZAR 186.5 million were mortgaged to a bank as security for mortgaged loan (Note 16). The freehold land and building is a head office suite for South Africa and is located at Rosebank, Johannesburg.